Taxes (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	10.00%	10.00%	10.00%
Permanent difference	15.20%	15.20%	15.20%
Effective tax rate	(0.20%)	(0.20%)	(0.20%)